Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Equity) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	$ 1,341		$ 926
Net earnings (loss) attributable to Celanese Corporation	372	[1]	427	[1]	312	[1]
Other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Total Celanese Corporation stockholders' equity	1,730		1,341
Balance as of the end of the period	1,730		1,341		926
Total Celanese Corporation stockholders' equity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Celanese Corporation stockholders' equity	1,730		1,341		926
Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	1,664	[1]	1,271	[1]	990	[1]
Net earnings (loss) attributable to Celanese Corporation	372		427	[1]	312	[1]
Balance as of the end of the period	1,993	[1]	1,664	[1]	1,271	[1]
Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(90)	[1]	(90)	[1]	(145)	[1]
Other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
Balance as of the end of the period	(89)	[1]	(90)	[1]	(90)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Other comprehensive income (loss), net of tax	(232)		(180)		(10)
As Previously Reported [Member] | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	2,424		1,851		1,505
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Balance as of the end of the period	2,986		2,424		1,851
As Previously Reported [Member] | Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(850)		(670)		(660)
Other comprehensive income (loss), net of tax	(232)		(180)		(10)
Balance as of the end of the period	(1,082)		(850)		(670)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Other comprehensive income (loss), net of tax	233		180		65
Effect of Change [Member] | Retained earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	(760)		(580)		(515)
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Balance as of the end of the period	(993)		(760)		(580)
Effect of Change [Member] | Accumulated other comprehensive income (loss), net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance as of the beginning of the period	760		580		515
Other comprehensive income (loss), net of tax	233		180		65
Balance as of the end of the period	$ 993		$ 760		$ 580

[1]	As Adjusted (Note 2)